Right-of-use assets and leases payable - Summary of Changes in Lease Payables (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Lease liabilities
Beginning balance		R$ 1,348,311	R$ 1,833,288		R$ 1,588,673
Interest accrued		128,069	147,494		144,655
Payments		357,879	440,574	[1]	360,787
Additions and remeasurement		482,439	288,711		484,121
Write-offs		(77,171)	(83,157)		(35,381)
Effect of foreign currency exchange rate variation			16,264		12,007
Reclassification to liabilities held for sale	[2]		(413,715)
Ending balance		1,523,769	1,348,311		R$ 1,833,288
Current		225,034	188,832
Non-current		R$ 1,298,735	1,159,479
Tequimar Vila do Conde [member]
Lease liabilities
Payments			R$ 29,237

[1]	Includes the amount of R$ 29,237 paid by subsidiary Tequimar Vila do Conde related to port concession grants.
[2]	For further details, see Note 4.c.2